UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Intermediate-Term Bond Index Fund
Schedule of Investments
March 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S GOVERNMENT AND AGENCY OBLIGATIONS (45.3%)

U.S. Government Securities (30.1%)
U.S. Treasury Bond	13.875%	5/15/2011	$15,750	$17,512
U.S. Treasury Bond	14.000%	11/15/2011	22,050	25,588
U.S. Treasury Bond	10.375%	11/15/2012	12,075	13,996
U.S. Treasury Bond	13.250%	5/15/2014	24,025	32,284
U.S. Treasury Bond	12.500%	8/15/2014	10,200	13,587
U.S. Treasury Bond	11.750%	11/15/2014	6,000	7,898
U.S. Treasury Bond	11.250%	2/15/2015	114,875	175,975
U.S. Treasury Bond	10.625%	8/15/2015	84,800	127,120
U.S. Treasury Bond	9.875%	11/15/2015	68,325	98,580
U.S. Treasury Bond	9.250%	2/15/2016	4,975	6,945
U.S. Treasury Note	2.250%	4/30/2006	475	469
U.S. Treasury Note	3.000%	12/31/2006	5,950	5,875
U.S. Treasury Note	6.500%	2/15/2010	63,625	70,057
U.S. Treasury Note	5.750%	8/15/2010	92,925	99,720
U.S. Treasury Note	5.000%	2/15/2011	1,875	1,948
U.S. Treasury Note	5.000%	8/15/2011	600	623
U.S. Treasury Note	4.875%	2/15/2012	8,050	8,315
U.S. Treasury Note	4.375%	8/15/2012	214,375	214,877
U.S. Treasury Note	4.000%	11/15/2012	2,225	2,173
U.S. Treasury Note	3.875%	2/15/2013	165,075	159,426
U.S. Treasury Note	4.250%	8/15/2013	313,050	308,746
U.S. Treasury Note	4.250%	11/15/2013	100,900	99,370

				1,491,084

Agency Bonds and Notes (15.2%)
Federal Home Loan Bank*	7.625%	5/14/2010	15,250	17,370
Federal Home Loan Bank*	5.750%	5/15/2012	21,000	22,308
Federal Home Loan Bank*	4.500%	11/15/2012	24,750	24,329
Federal Home Loan Bank*	3.875%	6/14/2013	6,500	6,122
Federal Home Loan Bank*	4.500%	9/16/2013	11,500	11,295
Federal Home Loan Bank*	5.250%	6/18/2014	20,000	20,636
Federal Home Loan Mortgage Corp.*	6.875%	9/15/2010	39,000	43,318
Federal Home Loan Mortgage Corp.*	5.625%	3/15/2011	17,500	18,397
Federal Home Loan Mortgage Corp.*	5.875%	3/21/2011	16,750	17,596
Federal Home Loan Mortgage Corp.*	6.000%	6/15/2011	36,500	39,108
Federal Home Loan Mortgage Corp.*	5.500%	9/15/2011	24,500	25,678
Federal Home Loan Mortgage Corp.*	5.750%	1/15/2012	32,575	34,601
Federal Home Loan Mortgage Corp.*	5.125%	7/15/2012	29,000	29,734
Federal Home Loan Mortgage Corp.*	4.500%	1/15/2013	23,000	22,646
Federal Home Loan Mortgage Corp.*	4.000%	6/12/2013	8,375	7,791
Federal Home Loan Mortgage Corp.*	4.500%	7/15/2013	32,000	31,438
Federal Home Loan Mortgage Corp.*	4.875%	11/15/2013	28,000	28,130
Federal Home Loan Mortgage Corp.*	4.500%	1/15/2014	2,500	2,447
Federal Home Loan Mortgage Corp.*	5.000%	7/15/2014	23,500	23,763
Federal National Mortgage Assn.*	7.125%	6/15/2010	25,000	27,928
Federal National Mortgage Assn.*	6.625%	11/15/2010	12,500	13,735
Federal National Mortgage Assn.*	6.250%	2/1/2011	3,350	3,577
Federal National Mortgage Assn.*	5.500%	3/15/2011	23,000	24,031
Federal National Mortgage Assn.*	6.000%	5/15/2011	47,675	51,043
Federal National Mortgage Assn.*	6.125%	3/15/2012	45,410	49,240
Federal National Mortgage Assn.*	5.250%	8/1/2012	3,500	3,544
Federal National Mortgage Assn.*	4.375%	9/15/2012	15,000	14,669
Federal National Mortgage Assn.*	4.375%	3/15/2013	21,500	20,946
Federal National Mortgage Assn.*	4.625%	5/1/2013	6,600	6,416
Federal National Mortgage Assn.*	4.625%	10/15/2013	53,500	52,821
Federal National Mortgage Assn.*	5.125%	1/2/2014	9,550	9,501
Federal National Mortgage Assn.*	4.625%	10/15/2014	20,625	20,246
Federal National Mortgage Assn.*	5.000%	4/15/2015	6,000	6,025
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.200%	1/15/2010	6,500	7,241
Tennessee Valley Auth.*	5.625%	1/18/2011	4,000	4,200
Tennessee Valley Auth.*	6.000%	3/15/2013	6,000	6,485
Tennessee Valley Auth.*	4.750%	8/1/2013	4,000	3,981

				752,336

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $2,267,071)				2,243,420

CORPORATE BONDS (48.2%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033 (1)	2,500	2,582
Citicorp Lease Pass-Through Trust	8.040%	12/15/2019 (1)(2)	2,100	2,588
Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031 (1)(2)	548	588

				5,758

Finance (18.3%)
Banking (8.1%)
Amsouth Bancorp	5.200%	4/1/2015	2,000	2,002
Amsouth Bank NA	4.850%	4/1/2013	1,500	1,471
BB&T Corp.	6.500%	8/1/2011	1,250	1,360
BB&T Corp.	4.750%	10/1/2012	4,500	4,439
BSCH Issuances Ltd.	7.625%	11/3/2009	2,000	2,236
BSCH Issuances Ltd.	7.625%	9/14/2010	2,400	2,726
Banco Bradesco SA	8.750%	10/24/2013	1,500	1,650
Bank One Corp.	7.875%	8/1/2010	9,150	10,416
Bank One Corp.	5.900%	11/15/2011	2,500	2,636
Bank One Corp.	5.250%	1/30/2013	925	935
Bank of America Corp.	4.250%	10/1/2010	1,500	1,469
Bank of America Corp.	4.375%	12/1/2010	350	343
Bank of America Corp.	7.400%	1/15/2011	14,650	16,575
Bank of America Corp.	6.250%	4/15/2012	16,150	17,445
Bank of America Corp.	4.875%	9/15/2012	4,000	4,009
Bank of America Corp.	4.750%	8/15/2013	3,000	2,958
Bank of America Corp.	5.375%	6/15/2014	1,725	1,766
Bank of New York Co., Inc.	6.375%	4/1/2012	1,500	1,626
Bank of New York Co., Inc.	4.950%	3/15/2015	2,300	2,270
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	6,250	7,251
Citigroup, Inc.	6.500%	1/18/2011	6,725	7,375
Citigroup, Inc.	6.000%	2/21/2012	6,800	7,286
Citigroup, Inc.	5.625%	8/27/2012	9,550	9,964
Citigroup, Inc.	5.125%	5/5/2014	3,500	3,517
Citigroup, Inc.	5.000%	9/15/2014	18,644	18,398
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	7,750	8,232
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	11,290	12,214
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	9,900	10,154
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	4,500	4,477
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	4,425	4,280
Deutsche Bank Financial LLC	5.375%	3/2/2015	2,250	2,298
Fifth Third Bank	4.750%	2/1/2015	2,800	2,717
First Tennessee Bank	5.050%	1/15/2015	2,800	2,737
First Union National Bank	7.800%	8/18/2010	7,255	8,283
Golden West Financial Corp.	4.750%	10/1/2012	2,500	2,483
HSBC Bank USA	4.625%	4/1/2014	1,750	1,687
HSBC Holdings PLC	5.250%	12/12/2012	5,750	5,856
J.P. Morgan Chase & Co.	4.500%	11/15/2010	1,100	1,084
J.P. Morgan Chase & Co.	6.750%	2/1/2011	13,597	14,909
J.P. Morgan Chase & Co.	4.500%	1/15/2012	875	850
J.P. Morgan Chase & Co.	5.750%	1/2/2013	9,650	10,066
J.P. Morgan Chase & Co.	5.125%	9/15/2014	3,775	3,732
J.P. Morgan Chase & Co.	4.750%	3/1/2015	3,200	3,102
Key Bank NA	7.000%	2/1/2011	2,000	2,203
Key Bank NA	5.800%	7/1/2014	1,000	1,046
Manufacturers & Traders Trust Co.	8.000%	10/1/2010	2,000	2,288
Marshall & Ilsley Bank	5.250%	9/4/2012	3,000	3,067
Mellon Bank NA	4.750%	12/15/2014	3,800	3,708
Mellon Funding Corp.	6.400%	5/14/2011	1,000	1,085
National Australia Bank	8.600%	5/19/2010	2,000	2,338
National City Bank	6.250%	3/15/2011	1,500	1,612
National City Bank	4.625%	5/1/2013	4,000	3,891
North Fork Bancorp	5.875%	8/15/2012	2,000	2,108
PNC Funding Corp.	7.500%	11/1/2009	1,250	1,388
PaineWebber	7.625%	12/1/2009	3,000	3,356
Paribas NY	6.950%	7/22/2013	2,000	2,277
Regions Financial Corp.	7.000%	3/1/2011	4,250	4,701
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	3,500	3,814
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	10,500	10,508
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	3,550	3,534
Sanwa Bank Ltd.	8.350%	7/15/2009	600	683
Sanwa Bank Ltd.	7.400%	6/15/2011	6,200	6,967
Southtrust Corp.	5.800%	6/15/2014	1,350	1,409
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	2,410	2,802
SunTrust Banks, Inc.	6.375%	4/1/2011	5,080	5,501
UFJ Finance Aruba AEC	6.750%	7/15/2013	5,750	6,223
US Bank NA	6.375%	8/1/2011	7,000	7,615
US Bank NA	6.300%	2/4/2014	2,600	2,822
US Bank NA	4.950%	10/30/2014	4,800	4,750
Union Planters Corp.	4.375%	12/1/2010	1,000	975
Union Planters Corp.	7.750%	3/1/2011	2,500	2,874
UnionBanCal Corp.	5.250%	12/16/2013	1,200	1,203
Wachovia Bank NA	4.800%	11/1/2014	2,750	2,684
Wachovia Bank NA	4.875%	2/1/2015	2,075	2,029
Wachovia Corp.	4.875%	2/15/2014	4,700	4,626
Wachovia Corp.	5.250%	8/1/2014	3,600	3,640
Washington Mutual Bank	6.875%	6/15/2011	6,300	6,950
Washington Mutual Bank	5.500%	1/15/2013	4,200	4,275
Washington Mutual Bank	5.650%	8/15/2014	2,750	2,839
Washington Mutual Bank	5.125%	1/15/2015	4,100	4,018
Washington Mutual Finance Corp.	5.000%	3/22/2012	1,800	1,798
Washington Mutual, Inc.	8.250%	4/1/2010	1,500	1,714
Washington Mutual, Inc.	4.625%	4/1/2014	2,000	1,894
Wells Fargo & Co.	7.550%	6/21/2010	5,000	5,655
Wells Fargo & Co.	6.450%	2/1/2011	9,500	10,313
Wells Fargo & Co.	6.375%	8/1/2011	2,500	2,716
Wells Fargo & Co.	5.125%	9/1/2012	350	356
Wells Fargo & Co.	4.950%	10/16/2013	3,500	3,496
Wells Fargo & Co.	5.000%	11/15/2014	2,500	2,480
Wells Fargo & Co.	4.750%	2/9/2015	7,700	7,471
Zions Bancorp	5.650%	5/15/2014	1,200	1,215
Brokerage (3.5%)
Bear Stearns Co., Inc.	5.700%	11/15/2014	10,875	11,225
Goldman Sachs Group, Inc.	6.600%	1/15/2012	17,000	18,457
Goldman Sachs Group, Inc.	5.700%	9/1/2012	9,625	9,942
Goldman Sachs Group, Inc.	5.250%	4/1/2013	10,550	10,545
Goldman Sachs Group, Inc.	4.750%	7/15/2013	7,875	7,614
Goldman Sachs Group, Inc.	5.250%	10/15/2013	5,725	5,738
Goldman Sachs Group, Inc.	5.150%	1/15/2014	4,900	4,863
Goldman Sachs Group, Inc.	5.000%	10/1/2014	5,600	5,465
Goldman Sachs Group, Inc.	5.500%	11/15/2014	325	329
Goldman Sachs Group, Inc.	5.125%	1/15/2015	5,000	4,893
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	2,000	2,273
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	3,000	2,942
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	6,000	6,566
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	4,925	4,752
Merrill Lynch & Co., Inc.	4.500%	11/4/2010	1,500	1,474
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	4,900	4,808
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	4,350	4,398
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	8,275	8,039
Morgan Stanley Dean Witter	4.250%	5/15/2010	7,500	7,306
Morgan Stanley Dean Witter	6.750%	4/15/2011	7,320	8,008
Morgan Stanley Dean Witter	6.600%	4/1/2012	12,840	14,033
Morgan Stanley Dean Witter	5.300%	3/1/2013	17,000	17,155
Morgan Stanley Dean Witter	4.750%	4/1/2014	12,925	12,344
Finance Companies (3.7%)
American Express Co.	4.875%	7/15/2013	4,500	4,466
American General Finance Corp.	4.000%	3/15/2011	3,000	2,844
American General Finance Corp.	5.375%	10/1/2012	6,000	6,050
CIT Group, Inc.	4.750%	12/15/2010	3,200	3,167
CIT Group, Inc.	7.750%	4/2/2012	5,250	6,036
CIT Group, Inc.	5.000%	2/13/2014	2,000	1,949
CIT Group, Inc.	5.125%	9/30/2014	3,225	3,165
CIT Group, Inc.	5.000%	2/1/2015	3,050	2,949
Capital One Bank	5.750%	9/15/2010	2,000	2,065
Capital One Bank	4.800%	2/21/2012	50	49
Capital One Bank	6.500%	6/13/2013	5,025	5,408
Capital One Bank	5.125%	2/15/2014	2,150	2,116
Countrywide Home Loan	6.250%	4/15/2009	100	105
Countrywide Home Loan	4.000%	3/22/2011	5,500	5,171
General Electric Capital Corp.	6.125%	2/22/2011	9,140	9,711
General Electric Capital Corp.	4.375%	11/21/2011	2,325	2,252
General Electric Capital Corp.	5.875%	2/15/2012	22,400	23,528
General Electric Capital Corp.	8.125%	5/15/2012	5,638	6,641
General Electric Capital Corp.	6.000%	6/15/2012	9,250	9,798
General Electric Capital Corp.	5.450%	1/15/2013	4,000	4,100
General Electric Capital Corp.	4.750%	9/15/2014	6,500	6,323
General Electric Capital Corp.	4.875%	3/4/2015	5,000	4,880
HSBC Finance Corp.	6.750%	5/15/2011	12,675	13,804
Household Finance Corp.	6.375%	10/15/2011	4,825	5,180
Household Finance Corp.	7.000%	5/15/2012	11,250	12,527
Household Finance Corp.	6.375%	11/27/2012	5,000	5,383
Household Finance Corp.	4.750%	7/15/2013	4,000	3,886
International Lease Finance Corp.	5.875%	5/1/2013	4,000	4,116
MBNA America Bank NA	4.625%	8/3/2009	2,000	1,986
MBNA America Bank NA	6.625%	6/15/2012	3,300	3,571
MBNA Corp.	7.500%	3/15/2012	2,400	2,718
MBNA Corp.	6.125%	3/1/2013	500	527
PHH Corp.	7.125%	3/1/2013	1,800	1,986
SLM Corp.	4.000%	1/15/2009	500	489
SLM Corp.	5.125%	8/27/2012	6,500	6,534
SLM Corp.	5.375%	1/15/2013	4,000	4,080
SLM Corp.	5.000%	10/1/2013	4,500	4,455
SLM Corp.	5.375%	5/15/2014	1,250	1,274
Wells Fargo & Co.	5.500%	8/1/2012	350	364
Insurance (1.6%)
ACE INA Holdings, Inc.	5.875%	6/15/2014	2,000	2,054
AEGON NV	4.750%	6/1/2013	3,000	2,921
AXA Financial, Inc.	7.750%	8/1/2010	1,500	1,692
Allstate Corp.	7.200%	12/1/2009	3,700	4,073
Allstate Corp.	5.000%	8/15/2014	2,075	2,049
American International Group, Inc.	4.250%	5/15/2013 (3)	5,000	4,689
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014 (2)	1,100	1,112
Assurant, Inc.	5.625%	2/15/2014	2,825	2,880
Axis Capital Holdings	5.750%	12/1/2014	1,800	1,807
CNA Financial Corp.	5.850%	12/15/2014	2,150	2,131
Chubb Corp.	6.000%	11/15/2011	1,500	1,578
Commerce Group, Inc.	5.950%	12/9/2013	900	912
Fidelity National Financial, Inc.	7.300%	8/15/2011	1,750	1,858
Fund American Cos., Inc.	5.875%	5/15/2013	2,100	2,125
GE Global Insurance Holdings Corp.	7.500%	6/15/2010	2,000	2,195
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	250	295
Genworth Financial, Inc.	5.750%	6/15/2014	2,250	2,323
Hartford Financial Services Group, Inc.	7.900%	6/15/2010	1,000	1,136
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	1,200	1,152
Lincoln National Corp.	6.200%	12/15/2011	1,650	1,762
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	1,900	1,984
Marsh & McLennan Cos., Inc.	4.850%	2/15/2013	2,000	1,912
MetLife, Inc.	6.125%	12/1/2011	1,500	1,590
MetLife, Inc.	5.375%	12/15/2012	3,000	3,041
MetLife, Inc.	5.000%	11/24/2013	2,325	2,298
MetLife, Inc.	5.500%	6/15/2014	1,575	1,601
Nationwide Financial Services	5.900%	7/1/2012	2,475	2,594
Principal Life Inc. Funding	5.100%	4/15/2014	4,250	4,226
Protective Life Secured Trust	4.000%	4/1/2011	2,500	2,372
Prudential Financial, Inc.	4.500%	7/15/2013	4,500	4,291
Prudential Financial, Inc.	4.750%	4/1/2014	1,300	1,253
Prudential Financial, Inc.	5.100%	9/20/2014	2,675	2,640
Travelers Property Casualty Corp.	5.000%	3/15/2013	2,500	2,447
XL Capital Ltd.	5.250%	9/15/2014	5,025	4,963
Real Estate Investment Trusts (1.2%)
Avalonbay Communities	6.125%	11/1/2012	1,000	1,049
Boston Properties, Inc.	6.250%	1/15/2013	4,000	4,240
Brandywine Realty Trust	5.400%	11/1/2014	2,250	2,216
Developers Diversified Realty	5.250%	4/15/2011	2,000	1,986
EOP Operating LP	8.100%	8/1/2010	500	567
EOP Operating LP	4.650%	10/1/2010	1,700	1,665
EOP Operating LP	7.000%	7/15/2011	8,750	9,569
EOP Operating LP	6.750%	2/15/2012	2,200	2,383
EOP Operating LP	4.750%	3/15/2014	3,275	3,079
ERP Operating LP	6.950%	3/2/2011	4,000	4,340
ERP Operating LP	6.625%	3/15/2012	1,000	1,083
ERP Operating LP	5.200%	4/1/2013	1,000	994
HRPT Properties Trust	6.250%	8/15/2016	1,400	1,460
Health Care Property Investment, Inc.	6.450%	6/25/2012	3,025	3,207
Health Care REIT, Inc.	6.000%	11/15/2013	2,950	2,998
Hospitality Properties	5.125%	2/15/2015	2,200	2,122
Liberty Property LP	5.125%	3/2/2015	1,300	1,262
ProLogis	5.500%	3/1/2013	2,000	2,023
Regency Centers LP	6.750%	1/15/2012	2,600	2,826
Simon Property Group Inc.	4.875%	8/15/2010	3,500	3,467
Simon Property Group Inc.	6.350%	8/28/2012	2,500	2,638
Simon Property Group Inc.	5.625%	8/15/2014	1,500	1,508
iStar Financial Inc.	6.000%	12/15/2010	2,000	2,051
iStar Financial Inc.	5.150%	3/1/2012	1,950	1,883
Other (0.2%)
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	1,000	974
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	2,500	2,433
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	1,850	1,847
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015 (2)	5,125	4,985

				905,834

Industrial (25.3%)
Basic Industry (2.0%)
Alcan, Inc.	4.875%	9/15/2012	1,000	999
Alcan, Inc.	4.500%	5/15/2013	4,100	3,973
Alcan, Inc.	5.200%	1/15/2014	1,500	1,516
Alcoa, Inc.	7.375%	8/1/2010	825	925
Alcoa, Inc.	6.500%	6/1/2011	1,000	1,087
Alcoa, Inc.	6.000%	1/15/2012	2,000	2,116
Alcoa, Inc.	5.375%	1/15/2013	11,000	11,228
BHP Billiton Finance BV	4.800%	4/15/2013	5,500	5,429
Barrick Gold Finance Inc.	4.875%	11/15/2014	2,050	2,000
Celulosa Arauco Constitution SA	8.625%	8/15/2010	2,050	2,363
Celulosa Arauco Constitution SA	5.125%	7/9/2013	1,500	1,439
Domtar, Inc.	7.875%	10/15/2011	2,425	2,682
Dow Chemical Co.	6.125%	2/1/2011	7,500	7,988
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	5,050	4,947
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	4,050	4,030
Eastman Chemical Co.	7.000%	4/15/2012	1,000	1,121
Falconbridge Ltd.	7.350%	6/5/2012	1,500	1,686
ICI Wilmington	5.625%	12/1/2013	1,600	1,634
Inco Ltd.	7.750%	5/15/2012	1,500	1,742
International Paper Co.	5.850%	10/30/2012 (3)	4,900	5,082
International Paper Co.	4.000%	4/1/2010	2,000	1,925
International Paper Co.	6.750%	9/1/2011	3,700	4,066
International Paper Co.	5.500%	1/15/2014	1,000	1,015
MeadWestvaco Corp.	6.850%	4/1/2012	2,500	2,800
Monsanto Co.	7.375%	8/15/2012	2,350	2,711
Noranda, Inc.	7.250%	7/15/2012	2,325	2,603
Phelps Dodge Corp.	8.750%	6/1/2011	2,500	2,992
Potash Corp. of Saskatchewan	7.750%	5/31/2011	2,800	3,216
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,478
Praxair, Inc.	6.375%	4/1/2012	2,000	2,189
Praxair, Inc.	3.950%	6/1/2013	2,500	2,342
Stora Enso Oyj	7.375%	5/15/2011	1,000	1,118
WMC Finance USA	5.125%	5/15/2013	2,000	1,997
Weyerhaeuser Co.	6.750%	3/15/2012	7,825	8,626
Capital Goods (2.9%)
BAE Systems	7.156%	12/15/2011 (1)(2)	704	753
Bemis Co. Inc.	4.875%	4/1/2012 (2)	2,050	2,026
Boeing Capital Corp.	6.500%	2/15/2012	2,400	2,604
Boeing Capital Corp.	5.800%	1/15/2013	6,500	6,815
Brascan Corp.	7.125%	6/15/2012	1,000	1,111
CRH America Inc.	6.950%	3/15/2012	5,275	5,857
Caterpillar Financial Services Corp.	4.750%	2/17/2015	2,975	2,891
Caterpillar, Inc.	6.550%	5/1/2011	1,000	1,093
Deere & Co.	7.850%	5/15/2010	1,000	1,144
Deere & Co.	6.950%	4/25/2014	3,350	3,822
Emerson Electric Co.	7.125%	8/15/2010	500	556
Emerson Electric Co.	4.625%	10/15/2012	7,000	6,903
General Dynamics Corp.	4.500%	8/15/2010	1,000	990
General Dynamics Corp.	4.250%	5/15/2013	6,350	6,057
General Electric Co.	5.000%	2/1/2013	18,525	18,491
Goodrich Corp.	7.625%	12/15/2012	3,000	3,448
Hanson PLC	7.875%	9/27/2010	2,500	2,845
Hanson PLC	5.250%	3/15/2013	3,775	3,775
Honeywell International, Inc.	7.500%	3/1/2010	4,000	4,491
John Deere Capital Corp.	7.000%	3/15/2012	7,220	8,091
John Deere Capital Corp.	5.100%	1/15/2013	1,500	1,508
Masco Corp.	5.875%	7/15/2012	4,450	4,685
Northrop Grumman Corp.	7.125%	2/15/2011	4,400	4,896
Raytheon Co.	8.300%	3/1/2010	2,000	2,292
Raytheon Co.	4.850%	1/15/2011	2,375	2,370
Raytheon Co.	5.500%	11/15/2012	1,250	1,287
Raytheon Co.	5.375%	4/1/2013	1,700	1,728
Republic Services, Inc.	6.750%	8/15/2011	2,225	2,429
Textron Financial Corp.	6.000%	11/20/2009	1,500	1,581
Textron, Inc.	6.500%	6/1/2012	2,450	2,657
The Boeing Co.	5.125%	2/15/2013	4,750	4,764
Tyco International Group SA	6.750%	2/15/2011	4,750	5,188
Tyco International Group SA	6.375%	10/15/2011	6,875	7,428
Tyco International Group SA	6.000%	11/15/2013	1,900	2,001
United Technologies Corp.	7.125%	11/15/2010	2,500	2,789
United Technologies Corp.	6.350%	3/1/2011	2,275	2,467
United Technologies Corp.	6.100%	5/15/2012	1,500	1,622
Waste Management, Inc.	6.500%	11/15/2008	1,250	1,333
Waste Management, Inc.	7.375%	8/1/2010	1,500	1,667
Waste Management, Inc.	5.000%	3/15/2014	3,325	3,276
Communication (6.4%)
AT&T Wireless Services, Inc.	7.875%	3/1/2011	16,700	19,011
AT&T Wireless Services, Inc.	8.125%	5/1/2012	3,000	3,495
Alltel Corp.	7.000%	7/1/2012	2,475	2,757
America Movil SA de C.V	5.500%	3/1/2014	5,650	5,416
America Movil SA de C.V	5.750%	1/15/2015	775	747
BellSouth Corp.	6.000%	10/15/2011	6,500	6,885
BellSouth Corp.	4.750%	11/15/2012	3,150	3,098
BellSouth Corp.	5.200%	9/15/2014	5,200	5,143
British Telecommunications PLC	8.375%	12/15/2010 (3)	10,600	12,307
CenturyTel, Inc.	7.875%	8/15/2012	2,400	2,690
CenturyTel, Inc.	5.000%	2/15/2015	2,000	1,871
Cingular Wireless	6.500%	12/15/2011	2,250	2,420
Clear Channel Communications, Inc.	7.650%	9/15/2010	3,725	4,082
Clear Channel Communications, Inc.	5.000%	3/15/2012	4,950	4,683
Clear Channel Communications, Inc.	5.500%	9/15/2014	1,725	1,643
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	6,500	7,718
Comcast Cable Communications, Inc.	6.750%	1/30/2011	8,500	9,244
Comcast Corp.	5.300%	1/15/2014	5,100	5,051
Comcast Corp.	6.500%	1/15/2015	3,825	4,103
Cox Communications, Inc.	7.750%	11/1/2010	1,550	1,722
Cox Communications, Inc.	6.750%	3/15/2011	6,000	6,377
Cox Communications, Inc.	7.125%	10/1/2012	2,000	2,172
Cox Communications, Inc.	4.625%	6/1/2013	1,000	929
Cox Communications, Inc.	5.450%	12/15/2014 (2)	5,875	5,703
Deutsche Telekom International Finance	8.500%	6/15/2010 (3)	11,900	13,748
Deutsche Telekom International Finance	5.250%	7/22/2013	5,000	5,027
France Telecom	8.000%	3/1/2011 (3)	13,650	15,812
Gannett Co., Inc.	6.375%	4/1/2012	1,500	1,633
Grupo Televisa SA	8.000%	9/13/2011	1,000	1,160
Knight Ridder, Inc.	7.125%	6/1/2011	2,000	2,241
Koninklijke KPN NV	8.000%	10/1/2010	4,800	5,501
News America Holdings, Inc.	9.250%	2/1/2013	2,550	3,185
News America Inc.	5.300%	12/15/2014	3,800	3,733
Quebecor World Capital Corp.	6.125%	11/15/2013	1,000	1,015
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	2,250	2,196
Reed Elsevier Capital	6.750%	8/1/2011	1,000	1,102
SBC Communications, Inc.	6.250%	3/15/2011	3,700	3,926
SBC Communications, Inc.	5.875%	2/1/2012	3,000	3,129
SBC Communications, Inc.	5.875%	8/15/2012	2,500	2,602
SBC Communications, Inc.	5.100%	9/15/2014	10,500	10,218
Sprint Capital Corp.	7.625%	1/30/2011	8,025	8,975
Sprint Capital Corp.	8.375%	3/15/2012	6,750	7,884
TCI Communications, Inc.	8.750%	8/1/2015	3,095	3,866
Tele-Communications, Inc.	9.800%	2/1/2012	1,000	1,255
Tele-Communications, Inc.	7.875%	8/1/2013	4,251	4,934
Telecom Italia Capital	5.250%	11/15/2013	7,000	6,920
Telecom Italia Capital	4.950%	9/30/2014 (2)	6,100	5,825
Telefonica Europe BV	7.750%	9/15/2010	8,200	9,351
Telefonos de Mexico SA	5.500%	1/27/2015 (2)	3,500	3,305
Telus Corp.	8.000%	6/1/2011	7,850	9,176
Thomson Corp.	6.200%	1/5/2012	2,000	2,150
Time Warner Entertainment	10.150%	5/1/2012	400	512
Time Warner Entertainment	8.875%	10/1/2012	1,000	1,213
USA Interactive	7.000%	1/15/2013	2,175	2,296
Univision Communications, Inc.	7.850%	7/15/2011	3,000	3,458
Verizon Global Funding Corp.	7.250%	12/1/2010	3,000	3,332
Verizon Global Funding Corp.	6.875%	6/15/2012	6,725	7,407
Verizon Global Funding Corp.	7.375%	9/1/2012	5,650	6,409
Verizon New England Telephone Co.	6.500%	9/15/2011	4,500	4,830
Verizon New Jersey, Inc.	5.875%	1/17/2012	5,875	6,083
Verizon New York, Inc.	6.875%	4/1/2012	3,300	3,593
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	5,525	5,663
Verizon Virginia Inc.	4.625%	3/15/2013	2,900	2,766
Vodafone Group PLC	5.000%	12/16/2013	4,125	4,094
Vodafone Group PLC	5.375%	1/30/2015	3,750	3,786
WPP Finance USA Corp.	5.875%	6/15/2014	2,150	2,208
Consumer Cyclical (5.4%)
Brinker International	5.750%	6/1/2014	1,700	1,738
CVS Corp.	4.875%	9/15/2014	1,675	1,641
Cendant Corp.	7.375%	1/15/2013	6,825	7,700
Centex Corp.	7.875%	2/1/2011	1,000	1,123
Centex Corp.	7.500%	1/15/2012	2,000	2,230
Centex Corp.	5.125%	10/1/2013	2,500	2,423
Centex Corp.	5.700%	5/15/2014	1,000	1,002
Cooper Tire & Rubber Co.	7.750%	12/15/2009	1,000	1,088
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	1,000	1,115
DaimlerChrysler North America Holding Corp.	7.750%	1/18/2011	7,000	7,706
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	9,325	10,094
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	4,350	4,501
Federated Department Stores, Inc.	6.625%	4/1/2011	3,000	3,245
Ford Capital BV	9.500%	6/1/2010	180	196
Ford Motor Credit Co.	7.875%	6/15/2010	4,500	4,613
Ford Motor Credit Co.	7.375%	2/1/2011	10,250	10,209
Ford Motor Credit Co.	7.250%	10/25/2011	29,750	29,402
Ford Motor Credit Co.	7.000%	10/1/2013	2,150	2,084
General Motors Acceptance Corp.	7.250%	3/2/2011	7,650	7,113
General Motors Acceptance Corp.	6.875%	9/15/2011	12,500	11,336
General Motors Acceptance Corp.	7.000%	2/1/2012	16,400	14,831
General Motors Acceptance Corp.	6.875%	8/28/2012	6,300	5,622
General Motors Acceptance Corp.	6.750%	12/1/2014	5,775	4,982
General Motors Corp.	7.200%	1/15/2011	9,000	8,113
Harrah's Operating Co., Inc.	8.000%	2/1/2011	4,700	5,346
Harrah's Operating Co., Inc.	5.375%	12/15/2013	1,700	1,691
Hilton Hotels Corp.	7.625%	12/1/2012	3,000	3,418
Johnson Controls, Inc.	4.875%	9/15/2013	1,000	992
Kohl's Corp.	6.300%	3/1/2011	1,000	1,078
Lear Corp.	5.750%	8/1/2014 (2)	1,325	1,283
Lennar Corp.	5.950%	3/1/2013	3,100	3,189
Lennar Corp.	5.500%	9/1/2014	1,000	989
Liberty Media Corp.	5.700%	5/15/2013	1,650	1,560
Limited Brands Inc.	5.250%	11/1/2014	1,750	1,693
Lowe's Cos., Inc.	8.250%	6/1/2010	3,000	3,480
MDC Holdings Inc.	5.500%	5/15/2013	1,000	996
May Department Stores Co.	5.750%	7/15/2014	2,700	2,714
McDonald's Corp.	5.750%	3/1/2012	3,300	3,483
Office Depot, Inc.	6.250%	8/15/2013	2,000	2,094
Pulte Homes, Inc.	7.875%	8/1/2011	1,000	1,134
Pulte Homes, Inc.	6.250%	2/15/2013	3,000	3,117
Pulte Homes, Inc.	5.250%	1/15/2014	2,375	2,305
Pulte Homes, Inc.	5.200%	2/15/2015	550	519
Staples Inc.	7.375%	10/1/2012	2,000	2,266
Target Corp.	7.500%	8/15/2010	3,000	3,410
Target Corp.	6.350%	1/15/2011	3,000	3,253
Target Corp.	5.875%	3/1/2012	4,000	4,268
Target Corp.	4.000%	6/15/2013	1,000	944
The Walt Disney Co.	6.375%	3/1/2012	7,714	8,332
Time Warner, Inc.	6.750%	4/15/2011	12,100	13,107
Time Warner, Inc.	6.875%	5/1/2012	4,000	4,370
Time Warner, Inc.	9.125%	1/15/2013	1,500	1,853
Toll Brothers, Inc.	6.875%	11/15/2012	1,500	1,631
Toll Brothers, Inc.	5.950%	9/15/2013	1,000	1,030
Toyota Motor Credit Corp.	4.350%	12/15/2010	4,075	4,030
Viacom International Inc.	6.625%	5/15/2011	3,150	3,369
Viacom International Inc.	5.625%	8/15/2012	9,000	9,133
Wal-Mart Stores, Inc.	4.125%	2/15/2011	10,050	9,763
Wal-Mart Stores, Inc.	4.550%	5/1/2013	5,450	5,350
Westinghouse Electric	8.625%	8/1/2012	1,000	1,192
Yum! Brands, Inc.	8.875%	4/15/2011	3,600	4,300
Yum! Brands, Inc.	7.700%	7/1/2012	1,100	1,274
Consumer Noncyclical (4.6%)
Abbott Laboratories	3.750%	3/15/2011	4,000	3,791
Aetna, Inc.	7.875%	3/1/2011	2,900	3,322
Albertson's, Inc.	7.500%	2/15/2011	4,300	4,762
Altria Group, Inc.	7.000%	11/4/2013	4,700	5,054
Amgen Inc.	4.850%	11/18/2014 (2)	4,200	4,128
Anheuser Busch Cos., Inc.	4.700%	4/15/2012	1,500	1,494
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,600
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	1,500	1,454
Anthem, Inc.	6.800%	8/1/2012	3,500	3,864
Archer-Daniels-Midland Co.	8.875%	4/15/2011	80	97
Archer-Daniels-Midland Co.	8.125%	6/1/2012	2,000	2,400
AstraZeneca PLC	5.400%	6/1/2014	3,050	3,139
Boston Scientific	5.450%	6/15/2014	2,825	2,891
Bottling Group LLC	4.625%	11/15/2012	6,000	5,919
Bristol-Myers Squibb Co.	5.750%	10/1/2011	11,500	12,013
Bunge Ltd. Finance Corp.	5.875%	5/15/2013	2,000	2,079
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	850	853
Campbell Soup Co.	6.750%	2/15/2011	5,000	5,510
Cardinal Health, Inc.	6.750%	2/15/2011	1,000	1,084
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	900	1,085
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	2,000	2,230
Clorox Co.	5.000%	1/15/2015 (2)	1,200	1,195
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	5,000	5,337
Coca-Cola HBC Finance	5.125%	9/17/2013	1,400	1,403
Conagra, Inc.	7.875%	9/15/2010	5,300	6,055
Conagra, Inc.	6.750%	9/15/2011	1,000	1,101
Coors Brewing Co.	6.375%	5/15/2012	2,000	2,151
Eli Lilly & Co.	6.000%	3/15/2012	3,000	3,218
General Mills, Inc.	6.000%	2/15/2012	8,000	8,494
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	6,225	5,968
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	3,075	3,757
H.J. Heinz Co.	6.625%	7/15/2011 (3)	2,000	2,187
H.J. Heinz Co.	6.000%	3/15/2012	2,000	2,125
Hospira, Inc.	5.900%	6/15/2014	1,725	1,793
Johnson & Johnson	3.800%	5/15/2013	3,000	2,807
Kellogg Co.	6.600%	4/1/2011	6,250	6,797
Kimberly-Clark Corp.	5.625%	2/15/2012	2,750	2,896
Kraft Foods, Inc.	5.625%	11/1/2011	12,950	13,422
Kraft Foods, Inc.	6.250%	6/1/2012	3,500	3,750
Kroger Co.	6.800%	4/1/2011	3,000	3,275
Kroger Co.	6.750%	4/15/2012	3,700	4,046
Kroger Co.	4.950%	1/15/2015	2,325	2,246
McKesson Corp.	7.750%	2/1/2012	2,000	2,271
Merck & Co.	4.375%	2/15/2013	1,500	1,440
Merck & Co.	4.750%	3/1/2015	900	868
Newell Rubbermaid, Inc.	4.000%	5/1/2010	1,000	957
Panamerican Beverages, Inc.	7.250%	7/1/2009	1,000	1,068
Pfizer, Inc.	4.500%	2/15/2014	3,825	3,706
Procter & Gamble Co.	4.950%	8/15/2014	4,175	4,154
SUPERVALU Inc.	7.500%	5/15/2012	1,000	1,148
Safeway, Inc.	4.950%	8/16/2010	875	867
Safeway, Inc.	5.800%	8/15/2012	6,500	6,657
Sara Lee Corp.	6.250%	9/15/2011	3,000	3,237
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,302
Schering-Plough Corp.	5.550%	12/1/2013	3,750	3,830
Tyson Foods, Inc.	8.250%	10/1/2011	5,500	6,379
UST, Inc.	6.625%	7/15/2012	1,000	1,096
Unilever Capital Corp.	7.125%	11/1/2010	6,500	7,265
UnitedHealth Group, Inc.	4.875%	4/1/2013	4,000	3,942
UnitedHealth Group, Inc.	5.000%	8/15/2014	725	718
UnitedHealth Group, Inc.	4.875%	3/15/2015	925	907
Wellpoint Health Networks Inc.	6.375%	1/15/2012	800	863
Wellpoint Inc.	5.000%	12/15/2014 (2)	2,775	2,682
Wyeth	6.950%	3/15/2011	3,000	3,303
Wyeth	5.500%	3/15/2013	9,000	9,198
Wyeth	5.500%	2/1/2014	6,775	6,918
Energy (2.0%)
Anadarko Finance Co.	6.750%	5/1/2011	4,500	4,963
Apache Corp.	6.250%	4/15/2012	2,300	2,503
BP Amoco PLC	8.500%	4/1/2012	1,700	2,068
Baker Hughes, Inc.	6.250%	1/15/2009	2,300	2,433
Burlington Resources, Inc.	6.680%	2/15/2011	2,000	2,196
Burlington Resources, Inc.	6.500%	12/1/2011	2,000	2,190
Canadian Natural Resources	6.700%	7/15/2011	2,500	2,755
Canadian Natural Resources	5.450%	10/1/2012	750	771
Conoco Funding Co.	6.350%	10/15/2011	11,175	12,053
ConocoPhillips	4.750%	10/15/2012	2,500	2,483
Devon Financing Corp.	6.875%	9/30/2011	8,500	9,374
Encana Holdings Finance Corp.	5.800%	5/1/2014	2,675	2,800
Halliburton Co.	5.500%	10/15/2010	3,000	3,091
Kerr McGee Corp.	6.875%	9/15/2011	1,000	1,068
Kerr McGee Corp.	7.000%	11/1/2011	1,230	1,230
Marathon Oil Corp.	6.125%	3/15/2012	3,800	4,072
Nexen, Inc.	5.050%	11/20/2013	2,000	1,952
Occidental Petroleum	6.750%	1/15/2012	4,750	5,287
PF Export Receivables Master Trust	6.600%	12/1/2011 (1)(2)	4,857	5,083
PanCanadian Energy Corp.	6.300%	11/1/2011	4,000	4,326
Petro-Canada	4.000%	7/15/2013	1,800	1,656
Petro-Canada Financial Partnership	5.000%	11/15/2014	1,800	1,760
Phillips Petroleum Co.	8.750%	5/25/2010	3,700	4,388
Sunoco, Inc.	4.875%	10/15/2014	950	926
Transocean Sedco Forex, Inc.	6.625%	4/15/2011	2,500	2,739
Union Oil Co. of California	5.050%	10/1/2012	3,400	3,424
Valero Energy Corp.	6.875%	4/15/2012	3,250	3,612
XTO Energy, Inc.	7.500%	4/15/2012	1,000	1,143
XTO Energy, Inc.	6.250%	4/15/2013	3,000	3,217
XTO Energy, Inc.	4.900%	2/1/2014	2,750	2,689
XTO Energy, Inc.	5.000%	1/31/2015	400	389
Technology (0.8%)
Arrow Electronics, Inc.	6.875%	7/1/2013	1,000	1,081
Computer Sciences Corp.	5.000%	2/15/2013	3,100	3,102
Deluxe Corp.	5.125%	10/1/2014	1,750	1,659
Eastmak Kodak Co.	7.250%	11/15/2013	1,500	1,558
First Data Corp.	5.625%	11/1/2011	4,500	4,724
First Data Corp.	4.850%	10/1/2014	2,550	2,499
Hewlett-Packard Co.	6.500%	7/1/2012	2,500	2,726
International Business Machines Corp.	4.750%	11/29/2012	4,500	4,472
International Business Machines Corp.	7.500%	6/15/2013	4,000	4,678
Motorola, Inc.	7.625%	11/15/2010	5,750	6,491
Motorola, Inc.	8.000%	11/1/2011	1,500	1,739
Pitney Bowes, Inc.	3.875%	6/15/2013	1,500	1,398
Pitney Bowes, Inc.	4.875%	8/15/2014	1,800	1,776
Science Applications International Corp.	6.250%	7/1/2012	1,000	1,066
SunGard Data Systems, Inc.	4.875%	1/15/2014	975	771
Transportation (1.1%)
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	6,050	6,111
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	1,590	1,752
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	3,000	3,153
CSX Corp.	6.300%	3/15/2012	4,500	4,810
Canadian National Railway Co.	6.375%	10/15/2011	1,600	1,736
Canadian National Railway Co.	4.400%	3/15/2013	2,000	1,930
Canadian Pacific Rail	6.250%	10/15/2011	1,900	2,045
Continental Airlines Enhanced Equipment Trust Certificates	6.563%	2/15/2012	2,500	2,606
ERAC USA Finance Co.	7.350%	6/15/2008 (2)	325	350
Hertz Corp.	6.350%	6/15/2010	1,950	1,886
Hertz Corp.	7.400%	3/1/2011	1,000	1,007
Hertz Corp.	7.625%	6/1/2012	3,975	4,013
Kowloon-Canton Railway	8.000%	3/15/2010	2,000	2,281
Mass Transit Railway Corp.	7.500%	11/8/2010	2,500	2,830
Norfolk Southern Corp.	6.750%	2/15/2011	2,000	2,197
Norfolk Southern Corp.	5.257%	9/17/2014	1,595	1,605
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	2,000	1,960
Southwest Airlines Co.	6.500%	3/1/2012	2,400	2,528
Union Pacific Corp.	7.250%	11/1/2008	3,500	3,790
Union Pacific Corp.	3.625%	6/1/2010	500	472
Union Pacific Corp.	6.650%	1/15/2011	1,755	1,911
Union Pacific Corp.	6.125%	1/15/2012	100	107
Union Pacific Corp.	6.500%	4/15/2012	1,500	1,636
Other (0.1%)
Black & Decker Corp.	7.125%	6/1/2011	1,500	1,674
Black & Decker Corp.	4.750%	11/1/2014	1,000	961

				1,251,945

Utilities (4.5%)
Electric (3.5%)
AEP Texas Central Co.	5.500%	2/15/2013	1,500	1,524
Alliant Energy Resources	9.750%	1/15/2013	1,000	1,282
American Electric Power Co., Inc.	5.375%	3/15/2010	2,250	2,291
Arizona Public Service Co.	6.375%	10/15/2011	1,500	1,623
Arizona Public Service Co.	5.800%	6/30/2014	500	524
Arizona Public Service Co.	4.650%	5/15/2015	1,500	1,425
Boston Edison Co.	4.875%	4/15/2014	2,350	2,333
CenterPoint Energy Houston	5.700%	3/15/2013	4,000	4,182
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	3,900	4,068
Commonwealth Edison Co.	6.150%	3/15/2012	3,500	3,757
Consolidated Edison, Inc.	4.875%	2/1/2013	5,000	4,992
Constellation Energy Group, Inc.	6.125%	9/1/2009	2,000	2,118
Constellation Energy Group, Inc.	7.000%	4/1/2012	2,100	2,345
Consumers Energy Co.	5.000%	2/15/2012	3,175	3,139
Consumers Energy Co.	5.375%	4/15/2013	1,000	1,007
Dayton Power & Light	5.125%	10/1/2013 (2)(3)	1,875	1,891
Detroit Edison Co.	6.125%	10/1/2010	5,000	5,309
Dominion Resources, Inc.	6.250%	6/30/2012	1,000	1,063
Dominion Resources, Inc.	5.700%	9/17/2012	3,000	3,092
Duke Capital Corp.	6.250%	2/15/2013	1,000	1,066
Duke Capital Corp.	5.500%	3/1/2014	1,000	1,016
Duke Capital Corp.	5.668%	8/15/2014	1,000	1,023
Duke Energy Corp.	6.250%	1/15/2012	4,650	4,940
Duke Energy Corp.	5.625%	11/30/2012	2,000	2,060
Energy East Corp.	6.750%	6/15/2012	1,750	1,928
Exelon Generation Co. LLC	6.950%	6/15/2011	5,000	5,505
Florida Power & Light Co.	4.850%	2/1/2013	1,000	1,003
HQI Transelec Chile SA	7.875%	4/15/2011	3,550	4,044
Metropolitan Edison	4.875%	4/1/2014	1,000	977
MidAmerican Energy Co.	5.125%	1/15/2013	4,000	4,058
MidAmerican Energy Holdings	5.875%	10/1/2012	1,500	1,553
MidAmerican Energy Holdings	5.000%	2/15/2014	600	585
National Rural Utilities Cooperative Finance Corp.	5.750%	8/28/2009	3,500	3,637
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	3,960	4,463
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,000	1,952
NiSource Finance Corp.	7.875%	11/15/2010	5,000	5,740
NiSource Finance Corp.	6.150%	3/1/2013	1,000	1,070
NiSource Finance Corp.	5.400%	7/15/2014	1,925	1,939
Northern States Power Co.	8.000%	8/28/2012	2,500	2,967
Ohio Power Co.	5.500%	2/15/2013	2,000	2,054
Oncor Electric Delivery Co.	6.375%	5/1/2012	1,750	1,876
Oncor Electric Delivery Co.	6.375%	1/15/2015	1,675	1,805
PPL Energy Supply LLC	6.400%	11/1/2011	5,000	5,400
PSEG Power Corp.	7.750%	4/15/2011	1,000	1,147
PSEG Power Corp.	6.950%	6/1/2012	7,150	7,935
PacifiCorp	6.900%	11/15/2011	3,400	3,790
Pacific Gas & Electric Co.	4.200%	3/1/2011	3,125	3,030
Pacific Gas & Electric Co.	4.800%	3/1/2014	3,000	2,926
Pepco Holdings, Inc.	6.450%	8/15/2012	3,425	3,704
Progress Energy, Inc.	7.100%	3/1/2011	9,850	10,818
Public Service Co. of Colorado	7.875%	10/1/2012	2,575	3,060
Public Service Co. of Colorado	5.500%	4/1/2014	1,000	1,036
Public Service Electric & Gas	5.375%	9/1/2013	2,000	2,050
Scana Corp.	6.875%	5/15/2011	1,325	1,466
Scana Corp.	6.250%	2/1/2012	1,320	1,418
Southern California Edison Co.	5.000%	1/15/2014	2,525	2,499
Southern Power Co.	6.250%	7/15/2012	4,055	4,374
TXU Energy Co.	7.000%	3/15/2013	5,000	5,495
Tampa Electric	6.875%	6/15/2012	1,000	1,112
Wisconsin Energy Corp.	6.500%	4/1/2011	1,200	1,302
Xcel Energy, Inc.	7.000%	12/1/2010	2,500	2,759
Natural Gas (1.0%)
Atmos Energy Corp.	5.125%	1/15/2013	2,000	1,984
Atmos Energy Corp.	4.950%	10/15/2014	3,400	3,324
Consolidated Natural Gas	6.850%	4/15/2011	1,250	1,386
Consolidated Natural Gas	6.250%	11/1/2011	10,500	11,258
Consolidated Natural Gas	5.000%	12/1/2014	425	416
Duke Energy Field Services	7.875%	8/16/2010	3,225	3,681
Enbridge Energy Partners	4.900%	3/1/2015	700	687
KeySpan Corp.	7.625%	11/15/2010	3,000	3,424
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	1,000	1,123
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	2,150	2,094
Kinder Morgan, Inc.	6.500%	9/1/2012	8,775	9,531
Plains All American Pipeline LP	5.625%	12/15/2013	1,500	1,530
Sempra Energy	7.950%	3/1/2010	2,500	2,825
Sempra Energy	6.000%	2/1/2013	2,000	2,111
Teppco Partners, LP	7.625%	2/15/2012	2,000	2,271
Trans-Canada Pipelines	4.000%	6/15/2013	3,000	2,781

				220,973

TOTAL CORPORATE BONDS
(Cost $2,364,899)				2,384,510

SOVEREIGN BONDS (U.S. Dollar-Denominated) (5.3%)

Asian Development Bank	4.500%	9/4/2012	6,500	6,497
China Development Bank	4.750%	10/8/2014	1,950	1,885
Corporacion Andina de Fomento	6.875%	3/15/2012	1,500	1,653
Corporacion Andina de Fomento	5.200%	5/21/2013	2,500	2,492
European Bank for Reconstruction & Development	5.000%	5/19/2014	2,500	2,554
European Investment Bank	4.625%	5/15/2014	17,200	17,196
Export-Import Bank of Korea	5.125%	3/16/2015	2,300	2,261
Federation of Malaysia	7.500%	7/15/2011	7,600	8,556
Financement Quebec	5.000%	10/25/2012	2,000	2,029
Inter-American Development Bank	7.375%	1/15/2010	10,500	11,842
Inter-American Development Bank	4.375%	9/20/2012	6,000	5,939
International Bank for Reconstruction & Development	4.125%	6/24/2009	1,250	1,243
International Bank for Reconstruction & Development	4.125%	8/12/2009	1,200	1,195
Korea Development Bank	5.750%	9/10/2013	5,675	5,867
Korea Electric Power	7.750%	4/1/2013	1,500	1,737
Kredit Fuer Wiederaufbau	4.125%	10/15/2014	7,500	7,145
Nordic Investment Bank	3.875%	6/15/2010	750	731
Ontario Hydro Electric	7.450%	3/31/2013	3,000	3,545
Pemex Finance Ltd.	9.690%	8/15/2009 (1)	4,500	4,961
Pemex Project Funding Master Trust	8.000%	11/15/2011 (3)	5,125	5,663
Pemex Project Funding Master Trust	9.125%	10/13/2010	400	462
Pemex Project Funding Master Trust	7.375%	12/15/2014	8,725	9,336
People's Republic of China	4.750%	10/29/2013	5,000	4,932
Province of British Columbia	4.300%	5/30/2013	1,750	1,715
Province of Manitoba	5.500%	10/1/2008	2,500	2,605
Province of Manitoba	7.500%	2/22/2010	1,000	1,131
Province of Nova Scotia	5.750%	2/27/2012	2,500	2,658
Province of Ontario	5.500%	10/1/2008	3,000	3,114
Province of Ontario	5.125%	7/17/2012	2,250	2,318
Province of Ontario	4.500%	2/3/2015	2,800	2,715
Province of Quebec	5.000%	7/17/2009	3,100	3,162
Province of Quebec	4.875%	5/5/2014	5,500	5,479
Province of Saskatchewan	7.375%	7/15/2013	1,000	1,180
Quebec Hydro Electric	6.300%	5/11/2011	7,500	8,105
Republic of Chile	7.125%	1/11/2012	4,000	4,483
Republic of Chile	5.500%	1/15/2013	3,000	3,076
Republic of Hungary	4.750%	2/3/2015	5,350	5,180
Republic of Italy	6.000%	2/22/2011	5,550	5,951
Republic of Italy	5.625%	6/15/2012	18,925	20,091
Republic of Italy	4.375%	6/15/2013	7,500	7,351
Republic of Italy	4.500%	1/21/2015	7,000	6,982
Republic of Korea	4.250%	6/1/2013	3,000	2,813
Republic of Korea	4.875%	9/22/2014	5,200	5,019
Republic of Poland	6.250%	7/3/2012	5,875	6,342
Republic of Poland	5.250%	1/15/2014	3,500	3,551
Republic of South Africa	7.375%	4/25/2012	6,150	6,709
Republic of South Africa	6.500%	6/2/2014	2,225	2,334
State of Israel	4.625%	6/15/2013	2,800	2,651
State of Israel	5.125%	3/1/2014	2,000	1,952
United Mexican States	8.375%	1/14/2011	6,500	7,397
United Mexican States	7.500%	1/14/2012	4,000	4,416
United Mexican States	6.375%	1/16/2013	8,600	8,901
United Mexican States	5.875%	1/15/2014	1,500	1,489
United Mexican States	6.625%	3/3/2015	9,250	9,620

TOTAL SOVEREIGN BONDS
(Cost $261,304)				260,211

TAXABLE MUNICIPAL BOND (0.0%)

Wisconsin Public Service Rev
(Cost $1,346)	4.800%	5/1/2013	1,350	1,343

TEMPORARY CASH INVESTMENTS (1.8%)

Vanguard Market Liquidity Fund, 2.748%**			91,150,745	91,151

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $91,151)				91,151

TOTAL INVESTMENTS (100.6%)
(Cost $4,985,771)				4,980,635

OTHER ASSETS AND LIABILITIES - NET(-0.6%)				(28,062)

NET ASSETS (100%)				$4,952,573

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $43,497,000, representing 0.9% of net assets.
(3) Adjustable-rate note.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2005, the cost of investment securities for tax purposes was $4,985,771,000. Net unrealized depreciation of investment securities for tax purposes was $5,136,000, consisting of unrealized gains of $56,100,000 on securities that had risen in value since their purchase and $61,236,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.